Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade receivables net of allowance for credit losses

	2025	2025	2024
	US$	HK$	HK$

Trade receivables	437,456	3,404,848	3,319,847

The following is an aged analysis of trade receivables net of allowance for expected credit losses presented based on the invoice dates and the date of rendering of services.

	2025	2025	2024
	US$	HK$	HK$

0-30 days	428,332	3,333,832	3,080,433
31-60 days	4,261	33,168	224,697
61-90 days	4,863	37,848	14,717

Total	437,456	3,404,848	3,319,847

Schedule of trade receivables net of allowance for credit losses

The following is an aged analysis of trade receivables net of allowance for expected credit losses presented based on the invoice dates and the date of rendering of services.

	2025	2025	2024
	US$	HK$	HK$

0-30 days	428,332	3,333,832	3,080,433
31-60 days	4,261	33,168	224,697
61-90 days	4,863	37,848	14,717

Total	437,456	3,404,848	3,319,847